Risk Report - Asset Quality - Financial Assets subject to impairment - Development of exposures in the reporting period, Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	€ 680,328	€ 678,787
Movements in financial assets including new business	90,637	81,819
Transfers due to changes in creditworthiness	0	0
Changes due to modifications that did not result in derecognition	(34)	(45)
Changes in models	0	0
Financial assets that have been derecognized during the period	(53,430)	(85,852)
Recovery of written off amounts	58	70
Foreign exchange and other changes	(18,165)	5,548
Balance, end of the reporting period	699,393	680,328
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	645,967	637,037
Movements in financial assets including new business	79,284	86,882
Transfers due to changes in creditworthiness	(7,462)	(1,652)
Changes due to modifications that did not result in derecognition	0	(4)
Changes in models	0	0
Financial assets that have been derecognized during the period	(48,990)	(81,545)
Recovery of written off amounts	0	0
Foreign exchange and other changes	(17,162)	5,249
Balance, end of the reporting period	651,637	645,967
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	24,680	32,335
Movements in financial assets including new business	8,215	(6,503)
Transfers due to changes in creditworthiness	5,543	327
Changes due to modifications that did not result in derecognition	(3)	0
Changes in models	0	0
Financial assets that have been derecognized during the period	(2,268)	(1,691)
Recovery of written off amounts	0	0
Foreign exchange and other changes	(795)	213
Balance, end of the reporting period	35,372	24,680
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	7,531	7,452
Movements in financial assets including new business	3,304	1,022
Transfers due to changes in creditworthiness	1,919	1,325
Changes due to modifications that did not result in derecognition	(31)	(40)
Changes in models	0	0
Financial assets that have been derecognized during the period	(1,910)	(2,343)
Recovery of written off amounts	58	70
Foreign exchange and other changes	(216)	45
Balance, end of the reporting period	10,655	7,531
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	2,150	1,963
Movements in financial assets including new business	(166)	418
Transfers due to changes in creditworthiness		0
Changes due to modifications that did not result in derecognition	0	0
Changes in models	0	0
Financial assets that have been derecognized during the period	(263)	(272)
Recovery of written off amounts	0	0
Foreign exchange and other changes	7	41
Balance, end of the reporting period	€ 1,729	€ 2,150